Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Goodwill, Impairment Loss					$ 4,879	$ 81,707
Goodwill and other asset impairment	$ 161	$ 6,655	$ 0	$ 63,879	8,599	87,204	$ 5,471
Impairment of right-of-use asset	$ 161				3,700
Derivative, Discount Rate	9.91%
6.50% Notes due 2024 | Fair Value, Inputs, Level 1 | Senior Notes
Liabilities:
Long term debt, Carrying Amount	$ 900,000	900,000		900,000	900,000	900,000
Long term debt, Fair Value	$ 675,000	$ 812,250		$ 834,750	$ 812,250	$ 834,750